Total Equity	12 Months Ended
Dec. 31, 2019
TOTAL EQUITY
TOTAL EQUITY

25.   TOTAL EQUITY

25.1     Equity attributable to the Parent

25.1.1     Subscribed and paid-up capital and number of shares

As of December 31, 2019, shareholders of the capital of the Company was ThCh$ 552,777,321, divided into 8,201,754,580 fully subscribed and paid no par value shares listed at the Santiago Stock Exchange and the Electronic Stock Exchange and in the form of ADRs on the New York Stock Exchange (NYSE).

As a result of the Spin-Off, share premium, raised from capital contributions made in 1986 and 1994, which amounted to ThCh$ 206,008,557 as of December 31, 2015, decreased to ThCh$85,511,492 as of December 31, 2017.

During the years ended December 31, 2019 and 2018, the Group did not engage in any transaction of any kind with potential dilutive effects leading to diluted earnings per share that could differ from basic earnings per share.

25.1.2     Dividends

In the February 28, 2019 ordinary meetings the Board of Directors unanimously agreed to propose to the General Shareholders Meeting scheduled for the first four months of 2019, to distribute, by charging it to the 2019 year, a provisional dividend of 15% of the profit as of September 30, 2019, as per the consolidated financial statements at that date, a dividend to be paid in January 2020. The final dividend will be defined by the General Shareholders Meeting scheduled  during the first four months of 2020.

The Board of Directors will propose to the General Shareholder’s Meeting, scheduled to take place within the first four months of 2020, to distribute a final dividend equivalent to 60% of the profits of fiscal year 2019. Fulfilling the above dividend policy will be dependent, as regards dividends, on the profits that are actually earned, as well as on the results indicated by the projections periodically made by the Company, or on the existence of certain conditions, as the case may be.

The following table details the dividends paid by the Company in recent years:

N° Dividend	Type of Dividends	Date	Date of payment	Total amount ThCh$	Ch$ by share	Imputed to the Exercise
63	Provisional	30-11-2017	26-01-2018	40,485,044	4.93614	2017
64	Definitive	24-04-2018	18-05-2018	189,664,552	23.12488	2017
65	Provisional	29-11-2018	11-01-2019	91,823,319	11.19557	2018
66	Definitive	26-04-2019	17-05-2019	93,594,353	11.41150	2018
67	Provisional	26-11-2019	24-01-2020	19,343,307	2.35844	2019

25.2     Foreign currency translation reserves

The following table details currency translation adjustments attributable to the shareholders of the Parent in the consolidated statement of financial position for the years ended December 31, 2019, 2018 and 2017:

	12-31-2019	12-31-2018	12-31-2017
Reserves for Accumulated Currency Translation Differences	ThCh$	ThCh$	ThCh$
Enel Generación Chile S.A.	2,028,830	—	—
GasAtacama Chile S.A.	—	6,674,136	11,688,351
Others	882,643	547,835	920,567
Total	2,911,473	7,221,971	12,608,918

25.3     Capital management

The Company’s objective is to maintain an adequate level of capitalization in order to be able to secure its access to the financial markets, so as to fulfill its medium- and long-term goals while maximizing the return to its shareholders and maintaining a solid financial position.

25.4     Restrictions on subsidiaries transferring funds to the parent

As of December 31, 2019 and 2018, there were no restrictions on funds transfers from subsidiaries to the parent.

25.5     Other reserves

Other reserves within Equity attributable to shareholders of the Parent for the years ended December 31, 2019, 2018 and 2017 are as follows:

	Balance as of		Balance as of
	1-1-2019	Changes	12-31-2019
Other Reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	7,221,971	(4,310,498)	2,911,473
Cash flow hedges	(153,562,242)	(48,831,600)	(202,393,842)
Remeasurement of available-for-sale financial assets	(1,038)	(3)	(1,041)
Other miscellaneous reserves	(31,421,964)	4,327,485	(27,094,479)
Total	(177,763,273)	(48,814,616)	(226,577,889)

	Balance as of		Balance as of
	1-1-2018	Changes	12-31-2018
Other Reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	12,608,918	(5,386,947)	7,221,971
Cash flow hedges	(52,329,034)	(101,233,208)	(153,562,242)
Remeasurement of available-for-sale financial assets	(1,027)	(11)	(1,038)
Other miscellaneous reserves	(35,068,098)	3,646,134	(31,421,964)
Total	(74,789,241)	(102,974,032)	(177,763,273)

	Balance as of		Balance as of
	1-1-2017	Changes	12-31-2017
Other Reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	16,210,841	(3,601,923)	12,608,918
Cash flow hedges	(123,499,401)	71,170,367	(52,329,034)
Remeasurement of available-for-sale financial assets	(1,033)	6	(1,027)
Other comprehensive income from non-current assets held for distribution to owners	(32,188,067)	(2,880,031)	(35,068,098)
Other miscellaneous reserves	2,722,113	(2,722,113)	—
Total	(136,755,547)	61,966,306	(74,789,241)

•	Reserves for Exchange differences on translation: These arise primarily from exchange differences relating to:
-	Translation of the financial statements of our foreign operations from their functional currencies to our presentation currency (i.e. the Chilean peso) (see Note 2.7.3);
-	Translation of goodwill arising from the acquisition of foreign operations with a functional currency other than the Chilean peso (see Note 3.b).
•	Cash flow hedge reserves: These reverve represent the cumulative portion of gains and losses on hedging instruments deemed effective in cash flow hedges (see Notes 3.f.5 and 3.m).
•	Remeasurement of available-for-sale financial assets: These represent variations in fair value, net of their effect on the available-for-sale investments (see Note 3.f.1).

25.6     Other miscellaneous reserves:

The main items of other miscellaneous reserves and their effects for the nine month periods ended December 31, 2019, 2018 and 2017, are the following:

	Balance as of	Balance as of	Balance as of
	12-31-2019	12-31-2018	12-31-2017
Other Miscellaneous Reserves	ThCh$	ThCh$	ThCh$
Reserve for corporate reorganization ("Spin-Off") (1)	458,265,366	458,265,366	458,265,366
Reserve for transition to IFRS (2)	(493,425,043)	(493,425,043)	(493,425,043)
Reserve for subsidiaries transactions (3)	(4,047,287)	(4,047,287)	(4,047,287)
Other miscellaneous reserves (4)	12,112,485	7,785,000	4,138,866
Total miscellaneous reserves	(27,094,479)	(31,421,964)	(35,068,098)
(1)

Reserve for corporate reorganization (Spin-Off). Corresponds to the effects from the reorganization of the Company and the separation of the non-Chilean businesses into a new entity, Endesa Américas S.A. completed no March 1, 2016.

(2)

Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the CMF, included in this line item is the monetary correction corresponding to the accumulated paid-in capital from the date of transition to IFRS, January 1, 2004, to December 31, 2008..

Please note that, while the Company adopted IFRS as its statutory accounting standards on January 1, 2009, the date of transition to that international standard used was January 1, 2004. This results from applying the exemption for that purpose in IFRS 1, “First Time Adoption”.

(3)

Reserve from transactions with our subsidiaries. Corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.

25.7     Non-controlling interests

The details of non-controlling interests as of December 31, 2019, 2018 and 2017, are as follows:

		% financial interest
		Equity		Profit (loss)
Non-Controlling Interests	Non-Controlling	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2017
Company	Interests	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica Pehuenche S.A.	7.35%	10,079,142	10,310,215	6,241,065	6,885,422	5,649,253
GasAtacama Chile S.A. (*)	0.00%	—	16,660,247	(1,258,164)	2,290,359	1,439,148
Total		10,079,142	26,970,462	4,982,901	9,175,781	7,088,401